Significant Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2024
Significant Accounting Estimates and Judgments [Abstract]
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS
3.	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the Group’s financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below:

Impairment assessment of intangible assets

Determining whether intangible assets are impaired requires an estimation of the fair value of the reporting unit to which intangible assets have been allocated, which is the higher of the value in use or fair value less costs of disposal. The value in use calculation requires the Group to estimate the future discounted cash flows projections based on forecast from the reporting unit. Where the actual future revenue are less than expected, or change in facts and circumstances which results in downward revision of future cash flows or upward revision of discount rate, a material impairment loss or further impairment loss may arise. Details of the impairment assessment of intangible assets are disclosed in note 19.

Fair value of unlisted equity investments and movie income right investments

The Group’s unlisted equity instruments and movie income right investments are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgment and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.

Credit risk management and ECL estimation

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties, as a means of mitigating the risk of financial loss from defaults. The Group’s exposure of its counterparties is continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the management periodically.

The carrying amount of financial assets recorded in the consolidated financial statements, grossed up for any allowances for losses, represents the Group’s maximum exposure to credit risk.

Other than accounts receivable mentioned in Note 11, the credit risk on liquid funds is limited because the counterparties are mainly banks with sound credit. The directors of the Company consider the credit risk on other receivables are not significant after considering counterparties’ financial background and creditability. During the year ended December 31, 2022, the Group recognized ECL for other receivables of US$501.

The directors of the Company continuously monitor the credit quality and financial position of the immediate holding company and the level of exposure to ensure that the follow-up action is taken to recover the debt. The directors of the Company make individual assessment based on historical settlement records, past experience, and also quantitative and qualitative information that are reasonable and supportive forward-looking information (i.e. the forecasted default rate expected by the international credit-rating agencies). During the year ended December 31, 2023, the Group recognized ECL for amount due from immediate holding company of US$4,988. No further ECL for amount due from immediate holding company is recognized during the year ended December 31, 2024.

The Group has loss allowance for other receivables of US$501 and US$501 and amount due from immediate holding company of US$4,988 and US$4,988 as of December 31, 2023 and 2024, respectively.